Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, net
Total		¥ 20,261			¥ 22,316
Less: Accumulated amortization		(8,471)			(12,398)
Intangible assets, net		11,790		$ 1,425	9,918
Amortization expenses	¥ 3,927	3,682	¥ 2,875
Trademarks and accounting ERP software
Intangible assets, net
Total		2,366			2,366
Software
Intangible assets, net
Total		13,522			12,958
Copy rights
Intangible assets, net
Total		¥ 4,373			¥ 6,992